Retirement Benefits (Benefit liability exceeds value of plan assets) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
U.S. [Member]
Pension Plans with PBO in Excess of Plan Assets:
PBO	$ 3,477.7	$ 2,917.1
Fair value of Plan assets	2,705.3	2,386.7
Pension Plans with ABO in Excess of Plan Assets:
ABO	3,242.5	2,689.2
Fair value of plan assets	2,705.3	2,386.7
International [Member]
Pension Plans with PBO in Excess of Plan Assets:
PBO	1,849.6	1,644.5
Fair value of Plan assets	1,411.1	1,299.1
Pension Plans with ABO in Excess of Plan Assets:
ABO	1,673.6	1,498.0
Fair value of plan assets	$ 1,370.1	$ 1,263.2